Unaudited Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total		Share capital	Other contributed capital	Currency translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2022	$ 89,931		$ (21,165)	$ (3,584,232)	$ 15,496	$ 3,679,832
Net loss - (Restated)	341,543	[1],[2]				341,543
Other comprehensive loss - (Restated)	27,502	[2]			27,502
Total comprehensive loss - (Restated)	369,045	[2]			27,502	341,543
Equity-settled share-based payment	2,658		2	2,656
Ending balance at Jun. 30, 2023	(456,318)		(21,167)	(3,586,888)	42,998	4,021,375
Beginning balance at Dec. 31, 2023	(1,250,991)		(21,168)	(3,615,187)	25,639	4,861,707
Net loss - (Restated)	543,878	[1],[2]				543,878
Other comprehensive loss - (Restated)	23,807	[2]			23,807
Total comprehensive loss - (Restated)	567,685	[2]			23,807	543,878
Equity-settled share-based payment	6,775		1	6,774
Ending balance at Jun. 30, 2024	$ (1,811,901)	[3]	$ (21,169)	$ (3,621,961)	$ 49,446	$ 5,405,585

[1]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[2]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[3]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.